Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 23, 2019
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Diversified Fixed Income Allocation ETF	3/1/2019
Effective immediately, the changes described in this supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The twelfth paragraph in the subsection "Principal Investment Strategies" in the Summary Prospectus and in the “Summary of the Fund” and "More Information about the Fund" sections of the Prospectus is hereby superseded and replaced with the following disclosure:
As noted above, the six sector index models will generate all of the component securities of the Index. Columbia Management expects to utilize a “representative sampling” strategy whereby the Fund invests in only some of the component securities of the Index that, collectively, are believed by the Investment Manager to generally reflect the same risk and return characteristics of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Through its representative sampling investment technique, the Fund expects to typically hold 200 to 250 holdings, which is a subset of the total number of holdings in the Index, which, as of January 31, 2019, had 850 holdings. There may be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund (in terms of assets under management), the Fund may increase its number of holdings beyond the typical range of holdings stated above.
The rest of the section remains the same.

Columbia Diversified Fixed Income Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 23, 2019
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Diversified Fixed Income Allocation ETF	3/1/2019
Effective immediately, the changes described in this supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The twelfth paragraph in the subsection "Principal Investment Strategies" in the Summary Prospectus and in the “Summary of the Fund” and "More Information about the Fund" sections of the Prospectus is hereby superseded and replaced with the following disclosure:
As noted above, the six sector index models will generate all of the component securities of the Index. Columbia Management expects to utilize a “representative sampling” strategy whereby the Fund invests in only some of the component securities of the Index that, collectively, are believed by the Investment Manager to generally reflect the same risk and return characteristics of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Through its representative sampling investment technique, the Fund expects to typically hold 200 to 250 holdings, which is a subset of the total number of holdings in the Index, which, as of January 31, 2019, had 850 holdings. There may be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund (in terms of assets under management), the Fund may increase its number of holdings beyond the typical range of holdings stated above.
The rest of the section remains the same.